Fixed Assets - Non-current other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets
Non-current other assets	€ 1,666	€ 1,731
Costs to obtain a contract	302	515
Deposit payment for a lease	1,364	1,215
Amortization of capitalized costs to obtain a contract	€ 213	€ 694	€ 215